UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   December 31, 1999
                                                 -----------------


Check here if Amendment [  x  ]; Amendment Number:        3
                                                 ----------------
This Amendment (Check only one.):      [   ]   is a restatement.
                                       [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 2/15/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

    /s/ James E. Buck II         Greenwich, Connecticut         October 31, 2000
--------------------------       ----------------------         ----------------
        [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
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Form 13F Information Table Entry Total:               33
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Form 13F Information Table Value Total:              $236,824
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                                                  (thousands)




List of Other Included Managers:

None

              Form 13F INFORMATION TABLE - Milton Arbitrage Partners LLC (quarter ending 12/31/2000) - Public (amended as of 11/15/2000)

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    ---------  -------- ------- --- ----  -------- --------  ------  ------   ----
AMFM INC                           COMMON STOCK     001693100   11,792  150,700  SH         SOLE              150,700   0        0
ANB CORP                           COMMON STOCK     001926104      580   14,600  SH         SOLE               14,600   0        0
ARDENT SOFTWARE INC                COMMON STOCK     039794102    6,633  170,100  SH         SOLE              170,100   0        0
BANKNORTH GROUP INC DEL            COMMON STOCK     06646L100    3,774  141,100  SH         SOLE              141,100   0        0
BOISE CASCADE OFFICE PRODUCTS      COMMON STOCK     097403109    5,652  376,800  SH         SOLE              376,800   0        0
CADE INDS INC                      COMMON STOCK     127382109      271   54,600  SH         SOLE               54,600   0        0
CADIZ INC                          COMMON STOCK     127537108    1,741  183,300  SH         SOLE              183,300   0        0
CENTURA BKS INC                    COMMON STOCK     15640T100      581   13,175  SH         SOLE               13,175   0        0
CLARIFY INC                        COMMON STOCK     180492100   23,095  183,300  SH         SOLE              183,300   0        0
DII GROUP INC                      COMMON STOCK     232949107    4,698   66,200  SH         SOLE               66,200   0        0
DIME BANCORP INC                   COMMON STOCK     25429Q102    7,287  481,800  SH         SOLE              481,800   0        0
FIRST SEC DORP DEL                 COMMON STOCK     336294103   11,126  435,800  SH         SOLE              435,800   0        0
FOREMOST CORP AMER                 COMMON STOCK     345469100    6,679  235,400  SH         SOLE              235,400   0        0
HANNAFORD BROS CO COM              COMMON STOCK     410550107    6,238   90,000  SH         SOLE               90,000   0        0
HOWMET INTERNATIONAL INC           COMMON STOCK     443208103    6,659  368,700  SH         SOLE              368,700   0        0
INNOVASIVE DEVICES INC             COMMON STOCK     45766K104      210   26,300  SH         SOLE               26,300   0        0
JONES INTERCABLE INC               COMMON STOCK     480206101      701   10,100  SH         SOLE               10,100   0        0
JONES INTERCABLE INC               CL A             480206200   26,907  388,200  SH         SOLE              388,200   0        0
JSB FINANCIAL INC                  COMMON STOCK     46624M100    7,708  148,600  SH         SOLE              148,600   0        0
LIFELINE SYS INC                   COMMON STOCK     532192101      647   43,149  SH         SOLE               43,149   0        0
MECON INC                          COMMON STOCK     58400M105    3,361  310,900  SH         SOLE              310,900   0        0
MEDIAONE GROUP INC                 COMMON STOCK     58440J104   15,229  198,271  SH         SOLE              198,271   0        0
MIDAMERICAN ENERGY HOLDINGS        COMMON STOCK     59562V107   15,199  451,200  SH         SOLE              451,200   0        0
NFRONT INC                         COMMON STOCK     65334N109    2,112  105,600  SH         SOLE              105,600   0        0
PIMCO ADVISOR HLDG L/P             UT LTD PART INT  69338P102    5,856  155,400  SH         SOLE              155,400   0        0
RAGEN MACKENZIE GROUP              COMMON STOCK     750642100    4,339  241,100  SH         SOLE              241,100   0        0
RELIANCE BANCORP INC               COMMON STOCK     759451107    5,502  159,500  SH         SOLE              159,500   0        0
REYNOLDS METALS CO                 COMMON STOCK     761763101   19,432  253,600  SH         SOLE              253,600   0        0
SAFESKIN CORP                      COMMON STOCK     786454108    7,716  636,400  SH         SOLE              636,400   0        0
STUDENT LN CORP                    COMMON STOCK     863902102    4,389   88,000  SH         SOLE               88,000   0        0
TRIANGLE BANCORP INC               COMMON STOCK     895835106    4,553  235,000  SH         SOLE              235,000   0        0
TRIGEN ENERGY CORP                 COMMON STOCK     895930105    1,165   67,100  SH         SOLE               67,100   0        0
UNION CARBIDE CORP                 COMMON STOCK     905581104   14,992  224,600  SH         SOLE              224,600   0        0